Leases	6 Months Ended
Apr. 30, 2026
Leases [Abstract]
Leases
8.	Leases

The Company leases factories and office space under non-cancellable operating leases, with terms ranging from three to five years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate. As of April 30, 2026 and October 31, 2025, the operating lease’s weighted average remaining lease term was 1.44 years and 1.19 years, respectively. As of April 30, 2026 and October 31,2025, and weighted average discount rate were both 3.71%, respectively. The rental expense for the six months ended April 30, 2026 and 2025 was $ 62,720 and $26,092, respectively.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to operating lease was as follows:

	April 30, 2026	October 31, 2025
Right-of-use assets	$123,489	$71,482

Operating lease liabilities – current	$49,596	$13,145
Operating lease liabilities – non-current	$44,785	$57,841
Total operating lease liabilities	$94,381	$70,986

The following is a schedule, by fiscal years, of maturities of lease liabilities as of April 30, 2026:

2027	52,210
2028	16,042
2029	16,042
2030	16,042
Total lease payments	100,336
Less: imputed interest	5,955
Present value of lease liabilities	$94,381

The following is a schedule, by fiscal year, of maturities of lease liabilities as of October 31, 2025:

2026	$15,532
2027	15,532
2028	15,532
2029	15,532
2030	15,533
Total lease payments	77,661
Less: imputed interest	$6,675
Present value of lease liabilities	$70,986